Financial assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	R$ 314,953	R$ 35,952
Current	32,137	35,498
Non-current	282,816	454
Accounts Payable To Selling Shareholders Earn Outs [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	20,067	35,952
Accounts Payable To Selling Shareholders Unidom [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	R$ 294,886